Vanguard Growth and Income Fund
Supplement Dated June 17, 2021, to the Prospectus and Summary Prospectus Dated January 31, 2021
Important Change to Vanguard Growth and Income Fund

Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital)—one of the advisors to Vanguard Growth and Income Fund—recently changed its name to Los Angeles Capital Management LLC (Los Angeles Capital).

All references to Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital) in the Prospectus and Summary Prospectus are hereby replaced with Los Angeles Capital Management LLC (Los Angeles Capital).
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 093A 062021

Vanguard Quantitative Funds

Supplement Dated June 17, 2021, to the Statement of Additional Information Dated January 31, 2021
Important Change to Vanguard Growth and Income Fund
Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital)—one of the advisors to Vanguard Growth and Income Fund—recently changed its name to Los Angeles Capital Management LLC (Los Angeles Capital).
All references to Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital) in the Statement of Additional Information are hereby replaced with Los Angeles Capital Management LLC (Los Angeles Capital).
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 093B 062021